Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Partner costs	$ 14,086	$ 14,535
Inventory, shipping and fulfillment	7,258	11,687	$ 14,360
Employee compensation and benefits	8,561	20,584	8,996
Sales and other taxes	3,992	4,818	5,097
Information technology	2,025	2,207	10,150
Advertising	1,715	1,176	4,033
Customer service expenses	658	956	1,773
Other accrued expenses	7,895	8,467	10,948
Coach costs		14,535	19,168
Total accrued expenses	$ 46,190	$ 64,430	$ 74,525